Related Party Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amount due from a related party:
Amounts due from related parties	¥ 0	$ 0	¥ 212
EaSuMed Holding Ltd [Member]
Amount due from a related party:
Amounts due from related parties	¥ 212